FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
20.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

Financial instruments of the Group primarily include cash, certain other current assets, trade payables, other payables and certain accrued liabilities, amounts due from and due to related parties, and an amount due to the Shareholder.

The Group is exposed to credit risk, foreign currency risk, business and economic risk and liquidity risk. The Group has not used any derivatives and other instruments for hedging purposes. The Group does not hold or issue derivative financial instruments for trading purposes. The Group reviews and agrees policies for managing each of these risks and they are summarized below.

(a)	Credit risk

The carrying amounts of the Group's cash and cash equivalents and other current assets, except for prepayments, represent the Group's maximum exposure to credit risk in relation to its financial assets.

Cash and cash deposits

The Group maintains its cash and cash deposits primarily with various PRC State-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

(b)	Foreign currency risk

The CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of the CNY into foreign currencies. The value of the CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China.

(c)	Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(d)	Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements and its compliance with debt covenants to ensure that it maintains sufficient cash and cash equivalents, and adequate time deposits to meet its liquidity requirements in the short and long term.

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments:

December 31, 2017	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	215	—	—	215
Other payables and accrued liabilities	—	2,481	—	—	2,481
Due to related companies	—	13,747	—	—	13,747
Due to the Shareholder	—	11,573	—	—	11,573
	—	28,016	—	—	28,016

December 31, 2017	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	—	33	—	—	33
Other payables and accrued liabilities	—	382	—	—	382
Due to related companies	—	2,113	—	—	2,113
Due to the Shareholder	—	1,779	—	—	1,779
	—	4,307	—	—	4,307

December 31, 2016	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	2,736	—	—	2,736
Other payables and accrued liabilities	—	12,075	—	—	12,075
Due to related companies	—	21,007	—	—	21,007
Due to the Shareholder	—	12,565	—	—	12,565
	—	48,383	—	—	48,383

(e)	Capital management

There were no interest-bearing debts as at December 31, 2016 and 2017.